Leases (Tables)	9 Months Ended
Sep. 30, 2019
Leases [Abstract]
Schedule of Lease Liability

Year Ending December 31,	Undiscounted Rent Payments
2019 (remaining three months)	$108
2020	436
2021	448
2022	461
2023	215
2024	15

Total undiscounted lease payments	1,683
Less: imputed interest	(227)

Total lease liability	$1,456